Intangible Assets (Details)				12 Months Ended
	Feb. 29, 2024 USD ($)	Feb. 29, 2024 EUR (€)	Mar. 09, 2023 EUR (€)	Dec. 31, 2023 USD ($)	Dec. 31, 2022 USD ($)	Dec. 31, 2021 USD ($)	Sep. 20, 2023 USD ($)	Sep. 20, 2023 EUR (€)	Mar. 09, 2023 USD ($)	Mar. 09, 2023 EUR (€)
Intangible Assets (Details) [Line Items]
Amortization expense				$ 730,000	$ 570,000	$ 524,000
Finite-Lived Intangible Asset, Expected Amortization, Year One				769,000
Share capital issued and outstanding									$ 2,400,000	€ 2,000,000
Outstanding liability				$ 332,000
Acquisition amortized (in Euro) | €			€ 1,991,000
Consulting agreement amount							$ 4,500	€ 3,500	$ 3,000	€ 2,500
Subsequent Event [Member]
Intangible Assets (Details) [Line Items]
Amount payments	$ 128,000	€ 100,000